TYPE				13F-HR
PERIOD				09/30/07
FILER
		CIK		0001352512
		CCC		w#oyst6t
SUBMISSION-CONTACT
		NAME		JANET M. HEWLETT
		PHONE		248-433-4000


                       UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: September 30, 2007
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		AZIMUTH CAPITAL MANAGEMENT LLC
		ADDRESS		260 E. LONG LAKE ROAD, SUITE 160
				BLOOMFIELD HILLS, MI 48304

		13F FILE NUMBER
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:		Janet M. Hewlett
		--------------------------
Title:		Senior Managing Director
		& Chief Compliance Officer
                --------------------------
Phone:		248-433-4000
                --------------------------

Signature,		Place,			and Date of Signing
Janet M. Hewlett	Bloomfield Hills, MI	November 12, 2007

Report Type	[X]	13F HOLDINGS REPORT
		[ ]	13F NOTICE
		[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		0
						----------
Form 13F Information Table Entry Total		90
						----------
Form 13F Information Table Value Total		$184,104
						----------
						(thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206r102     5702   134775 SH       Sole                   130025              4750
Adobe Systems Inc              COM              00724f101     2379    54490 SH       Sole                    52965              1525
Aflac Inc.                     COM              001055102     3575    62670 SH       Sole                    60170              2500
Alcon Inc                      COM              h01301102      629     4370 SH       Sole                     4370
Allergan Inc                   COM              018490102      231     3590 SH       Sole                     3590
Alliant Technologies           COM              018804104     5808    53135 SH       Sole                    51210              1925
American Express               COM              025816109      728    12270 SH       Sole                    11595               675
American Int'l Group           COM              026874107     1895    28005 SH       Sole                    27030               975
Apache Corp                    COM              037411105     3851    42755 SH       Sole                    41255              1500
Apollo Group A                 COM              037604105     3730    62005 SH       Sole                    59855              2150
Apple Computer Inc             COM              037833100      447     2910 SH       Sole                     2560               350
Avon Products Inc              COM              054303102     3852   102640 SH       Sole                    98865              3775
BHP Billiton Ltd               COM              088606108      288     3670 SH       Sole                     3670
Baker Hughes Inc               COM              057224107     1531    16945 SH       Sole                    16195               750
Bank of New York Mellon Corp   COM              064058100     1662    37645 SH       Sole                    36195              1450
Biogen Idec Inc                COM              09062x103      337     5080 SH       Sole                     4730               350
Business Objects ADR           COM              12328x107      416     9275 SH       Sole                     9275
Cardinal Health                COM              14149y108     2768    44260 SH       Sole                    42560              1700
Charles Schwab Corp            COM              808513105     3417   158185 SH       Sole                   151960              6225
Check Point Software           COM              m22465104      496    19680 SH       Sole                    19680
Cisco Systems Inc              COM              17275r102     5837   176185 SH       Sole                   170160              6025
Citigroup Inc                  COM              172967101     4503    96488 SH       Sole                    93588              2900
Coca-Cola Co                   COM              191216100     5654    98375 SH       Sole                    96175              2200
Comcast Corp Cl A              COM              20030n101     1427    59035 SH       Sole                    56610              2425
E.I. du Pont                   COM              263534109      818    16505 SH       Sole                    15955               550
EMC Corp                       COM              268648102      526    25270 SH       Sole                    25270
Eli Lilly & Co                 COM              532457108     1414    24835 SH       Sole                    23985               850
Exxon Mobil Corp               COM              30231g102     5816    62833 SH       Sole                    60608              2225
FMC Technologies               COM              30249u101      257     4450 SH       Sole                     4450
Family Dollar Stores           COM              307000109      848    31925 SH       Sole                    30875              1050
Fastenal Co                    COM              311900104      242     5325 SH       Sole                     5325
FedEx Corp                     COM              31428x106     1196    11420 SH       Sole                    10770               650
General Dynamics               COM              369550108     3500    41435 SH       Sole                    39860              1575
General Electric Co            COM              369604103     7237   174815 SH       Sole                   168490              6325
Goldman Sachs Grp              COM              38141g104     1084     5000 SH       Sole                     5000
Google Inc Cl A                COM              38259p508     2786     4911 SH       Sole                     4776               135
Hewlett-Packard Co             COM              428236103     1737    34896 SH       Sole                    33246              1650
Hudson City Bancorp            COM              443683107     1853   120455 SH       Sole                   116355              4100
IBM                            COM              459200101     5757    48869 SH       Sole                    47219              1650
IDEX Corp                      COM              45167r104      213     5842 SH       Sole                     5842
Icon PLC-ADR                   COM              45103t107      504     9875 SH       Sole                     9875
Illinois Tool Works            COM              452308109     3270    54825 SH       Sole                    52700              2125
Int'l Paper Co                 COM              460146103     3440    95895 SH       Sole                    92120              3775
Intel Corp                     COM              458140100     7201   278480 SH       Sole                   268430             10050
JP Mrgn Chase & Co             COM              46625h100      928    20260 SH       Sole                    19585               675
Johnson & Johnson              COM              478160104     1933    29420 SH       Sole                    28295              1125
Life Time Fitness Inc          COM              53217r207      210     3425 SH       Sole                     3425
Manulife Financial             COM              56501r106      258     6245 SH       Sole                     6245
Medtronic Inc                  COM              585055106      423     7500 SH       Sole                     6650               850
Merck & Co Inc                 COM              589331107     5280   102155 SH       Sole                    98355              3800
Microsoft Corp                 COM              594918104     3794   128780 SH       Sole                   124555              4225
Millipore Corp                 COM              601073109      987    13022 SH       Sole                    12612               410
Murphy Oil Corp                COM              626717102     5441    77845 SH       Sole                    75045              2800
NASDAQ-100 Index               COM              73935a104      233     4535 SH       Sole                     4535
NII Holdings Inc               COM              62913f201      522     6360 SH       Sole                     6360
Nabors Industries Ltd          COM              g6359f103      842    27350 SH       Sole                    26325              1025
Nokia Corp ADR                 COM              654902204      408    10755 SH       Sole                    10755
Paychex Inc                    COM              704326107     1822    44450 SH       Sole                    42975              1475
Pepsico Inc                    COM              713448108     1987    27129 SH       Sole                    26154               975
Pfizer Inc                     COM              717081103      283    11575 SH       Sole                     9975              1600
Philips Electronics            COM              500472303      397     8840 SH       Sole                     8840
Praxair Inc                    COM              74005p104      989    11808 SH       Sole                    11408               400
Procter & Gamble Co            COM              742718109     3824    54361 SH       Sole                    52361              2000
QIAGEN N.V.                    COM              n72482107      319    16440 SH       Sole                    16440
Raytheon Co                    COM              755111507     2061    32300 SH       Sole                    31075              1225
Ritchie Bros.                  COM              767744105      234     3593 SH       Sole                     3593
Satyam Computer Services Ltd   COM              804098101      247     9550 SH       Sole                     9550
Schering-Plough                COM              806605101     5838   184580 SH       Sole                   178330              6250
State Street Corp              COM              857477103     1852    27175 SH       Sole                    26150              1025
Stericycle Inc                 COM              858912108      217     3790 SH       Sole                     3790
Stryker Corp                   COM              863667101      521     7580 SH       Sole                     7580
Sysco Corp                     COM              871829107     1813    50935 SH       Sole                    48985              1950
Target Corp                    COM              87612e106     1819    28620 SH       Sole                    27595              1025
Teva Pharm ADR                 COM              881624209      290     6530 SH       Sole                     6530
Texas Instruments              COM              882508104     5493   150110 SH       Sole                   144710              5400
Thomson Corp                   COM              884903105      212     5055 SH       Sole                     5055
Time Warner Inc                COM              887317105     1592    86705 SH       Sole                    83480              3225
Tyson Foods Inc                COM              902494103     4009   224605 SH       Sole                   216280              8325
Ultrashort S&P 500 Proshares   COM              74347r883     3518    69425 SH       Sole                    67225              2200
Verizon Comm Inc               COM              92343v104     3843    86787 SH       Sole                    83612              3175
Vodafone Group PLC             COM              92857w209      566    15585 SH       Sole                    15585
Wal-Mart Stores Inc            COM              931142103     2958    67770 SH       Sole                    65570              2200
Walgreen Co                    COM              931422109      290     6135 SH       Sole                     6135
Waters Corp                    COM              941848103      312     4655 SH       Sole                     4655
Willis Group                   COM              g96655108     1749    42725 SH       Sole                    41175              1550
Zions Bancorporation           COM              989701107      491     7155 SH       Sole                     6880               275
iShares MCSI EAFE Index        COM              464287465      323     3910 SH       Sole                     3910
iShares-Biotech                COM              464287556      404     4865 SH       Sole                     4865
iShares-Russell 1000           COM              464287622     1482    17870 SH       Sole                    17870
streetTRACKS Gold Trust        COM              863307104      230     3135 SH       Sole                     3135